REVENUE RECOGNITION (Schedule of Company's Revenues Disaggregated by Geography) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 164,492	$ 168,812
Revenue, Percentage	100.00%	100.00%
GERMANY [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 67,501	$ 68,656
Revenue, Percentage	41.00%	41.00%
NETHERLANDS [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 49,007	$ 59,257
Revenue, Percentage	30.00%	35.00%
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 35,787	$ 33,129
Revenue, Percentage	22.00%	20.00%
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 12,197	$ 7,770
Revenue, Percentage	7.00%	4.00%